Employment and Compensation Arrangements (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 14, 2019	May 13, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 29, 2020	Dec. 09, 2019	Sep. 10, 2019
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						2,416,534
Share-based Payment Arrangement, Expense			$ 17,469	$ 3,176
Share-based Payment Arrangement, Expense, Tax Benefit			$ (2)	$ 78
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			$ 4,909
Exercises in period (in shares)						2,416,534
Modified options							24,339,097
Sale of Stock, Price Per Share									$ 20.25
Common Stock, Shares, Issued			364,938,052			306,874,115	217,526,425
Shares Issued, Price Per Share										$ 17.25	$ 16.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						2.43%	3.02%	2.53%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%	0.00%	0.00%
Common Class B [Member]
Employment and Compensation Arrangements
Common Stock, Shares, Issued					18,750,000	18,750,000
Minimum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			1 year
Maximum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Management Incentive Plan
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					5 years	5 years
Incentive Award Plan 2019
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							0
Common Stock, Capital Shares Reserved for Future Issuance						60,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			37,302,599			37,302,599	35,475,302
Share-based Payment Arrangement, Expense						$ 51,383	$ 13,715	$ 17,663
Share-based Payment Arrangement, Expense, Tax Benefit						751	2,740	$ 3,192
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount						$ 6,873	$ 19,637
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			2 years 1 month 6 days			2 years 7 months 6 days
Share Based Compensation Expense For Incremental Increase in Fair Value of Amended Awards						$ 11,640
Exercises in period (in shares)							0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Exercised						$ 25,123
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 2.94	$ 1.87
Incentive Award Plan 2019 | Minimum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period						1 year
Incentive Award Plan 2019 | Maximum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period						10 years
Transaction Related Awards 2019
Employment and Compensation Arrangements
Share-based Payment Arrangement, Expense			$ 13,720
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Sponsor Agreement [Member]
Employment and Compensation Arrangements
Common Stock, Shares, Issued					7,000,000	7,000,000
Sponsor Agreement [Member] | Transaction Related Awards 2019
Employment and Compensation Arrangements
Share-based Payment Arrangement, Expense						$ 25,013
Increase Decrease in Expense Relating Granting of Incentive Shares						48,102
Increase Decrease in Expense Relating To Shares Purchased By Founders						$ 4,411
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.42%	2.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	20.00%	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Common Class B [Member]
Employment and Compensation Arrangements
Common Stock, Shares, Issued						1,500,000
Shares Issued, Price Per Share						$ 15,000
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Common Stock [Member]
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award						5,309,713
Increase Decrease in Expense Relating To Vesting of Ordinary Shares						$ 1,193
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Common Stock Issued Price Atleast $15.25 [Member]
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award						2,654,856
Sale of Stock, Price Per Share						$ 15.25
Increase Decrease in Expense Relating To Vesting of Ordinary Shares						$ 9,396
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Common Stock Issued Price Atleast $15.25 [Member] | Second anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						0.33%
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Common Stock Issued Price Atleast $15.25 [Member] | Third anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						0.66%
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Common Stock Issued Price Atleast $17.50 [Member]
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award						2,654,856
Sale of Stock, Price Per Share						$ 17.50
Increase Decrease in Expense Relating To Vesting of Ordinary Shares						$ 13,101
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Common Stock Issued Price Atleast $17.50 [Member] | Second anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						0.33%
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Common Stock Issued Price Atleast $17.50 [Member] | Third anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						0.66%
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Warrant [Member]
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award						17,265,826
Sale of Stock, Price Per Share						$ 17.50
Increase Decrease in Expense Relating To Vesting of Warrants						$ 6,297
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Warrant [Member] | Second anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						0.33%
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Warrant [Member] | Third anniversary
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						0.66%
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Minimum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Lack Of Marketability	3.00%	3.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	2 years
Sponsor Agreement [Member] | Transaction Related Awards 2019 | Maximum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Lack Of Marketability	7.00%	7.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	3 years